Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
6.
PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2023	2024
	US$	US$
Machinery and equipment	344,630	345,721
EV Chargers	376,225	737,191
Office and electronic equipment	498,067	540,133
Software	18,621	18,347
Leasehold improvement	603,977	633,569
Vehicle	78,681	78,681
Constructions in progress	—	165,327
Property and Equipment	1,920,201	2,518,969
Less: Accumulated depreciation	(1,343,825)	(1,549,762)
Property and Equipment, net	576,376	969,207

Depreciation expense on property and equipment was allocated to the following expense items:

	For the Years Ended December 31,
	2022	2023	2024
	US$	US$	US$
Cost of revenues	57,607	73,829	36,026
Selling and marketing expenses	7,486	13,295	76,649
Research and development expenses	14,588	11,024	35,171
General and administrative expenses	33,287	75,139	58,091
Total depreciation expense	112,968	173,287	205,937